Subsequent Events (Details)								6 Months Ended	12 Months Ended
	Aug. 18, 2023 USD ($)	Jul. 18, 2023 USD ($) $ / shares shares	Mar. 23, 2023 USD ($) D	Jan. 06, 2023 USD ($) $ / shares shares	Jul. 18, 2022 USD ($)	Jul. 14, 2022 USD ($)	Jun. 20, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Subsequent Events
Amount drawn down under working capital					$ 490,000		$ 360,000	$ 1,102,000	$ 662,000
Redemption of ordinary shares | shares				96,991
Cash withdrawn from Trust Account in connection with redemption		$ 841,808		$ 1,004,600		$ 70,573,278			$ 70,573,278
Agreed monthly deposit in trust account to complete business combination				$ 42,802
Monthly deposit of per share amount in trust account to complete business combination | $ / shares				$ 0.05
Subsequent Event
Subsequent Events
Amount drawn down under working capital	$ 1,250,000
Redemption of ordinary shares | shares		77,130		96,991
Cash withdrawn from Trust Account in connection with redemption		$ 841,808		$ 1,004,600
Per share amount withdrawn from trust account | $ / shares		$ 10.91
Agreed monthly deposit in trust account to complete business combination		$ 38,946		$ 42,802
Monthly deposit of per share amount in trust account to complete business combination | $ / shares		$ 0.05		$ 0.05
MVLS Requirement Amount			$ 35,000,000
Trading Period | D			180
Subsequent Event | Convertible promissory notes
Subsequent Events
Amount drawn down under working capital	1,150,000
Subsequent Event | Unsecured non-convertible notes
Subsequent Events
Amount drawn down under working capital	$ 100,000